UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam High Income Securities Fund
The fund's portfolio
11/30/07 (Unaudited)

Key to holding's currency abbreviations

EUR	Euro
USD/$	United States Dollar

CORPORATE BONDS AND NOTES (39.7%)(a)
			Principal
			amount	Value

Basic Materials (3.4%)
AK Steel Corp. company guaranty 7 3/4s, 2012			$345,000	$344,138
Aleris International, Inc. company guaranty 10s, 2016			180,000	151,200
Aleris International, Inc. company guaranty 9s, 2014
(PIK)			160,000	137,600
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)			80,000	64,000
ARCO Chemical Co. debs. 10 1/4s, 2010			220,000	235,400
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012			150,000	132,000
Century Aluminum Co. company guaranty 7 1/2s, 2014			80,000	78,500
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)			75,000	72,188
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017			450,000	487,125
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015			80,000	81,600
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015			225,000	240,469
Georgia-Pacific Corp. debs. 9 1/2s, 2011			310,000	320,850
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)			210,000	219,450
Hercules, Inc. company guaranty 6 3/4s, 2029			315,000	303,188
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014			250,000	268,750
Huntsman, LLC company guaranty 11 5/8s, 2010			2,000	2,120
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012			49,000	48,510
Lyondell Chemical Co. company guaranty 8 1/4s, 2016			175,000	205,188
Lyondell Chemical Co. company guaranty 8s, 2014			155,000	175,538
Metals USA, Inc. sec. notes 11 1/8s, 2015			340,000	351,900
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014			320,000	296,800
NewPage Corp. company guaranty 10s, 2012			105,000	107,100
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)			54,534	52,353
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)			110,000	91,300
Novelis, Inc. company guaranty 7 1/4s, 2015			155,000	144,538
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014		EUR	245,000	352,103
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017			$140,000	134,400
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012			5,000	4,963
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015			305,000	291,275
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)			135,000	125,550
Tube City IMS Corp. company guaranty 9 3/4s, 2015			160,000	152,000
Ucar Finance, Inc. company guaranty 10 1/4s, 2012			8,000	8,240
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016			70,000	71,050
				5,751,386

Capital Goods (3.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			250,000	247,500
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017			190,000	186,913
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011			30,000	29,213
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014			140,000	133,000
Baldor Electric Co. company guaranty 8 5/8s, 2017			220,000	226,050
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014			215,000	207,475
Blount, Inc. sr. sub. notes 8 7/8s, 2012			155,000	155,000
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)			150,000	155,250
Bombardier, Inc. 144A sr. unsec. FRN 7.70s, 2013
(Canada)		EUR	115,000	167,040
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013			$310,000	316,200
General Cable Corp. company guaranty 7 1/8s, 2017			140,000	137,900
General Cable Corp. company guaranty FRN 7.606s, 2015			55,000	53,075
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015			325,000	309,563
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)			200,000	197,500
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015			170,000	170,850
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017			30,000	30,300
Hexcel Corp. sr. sub. notes 6 3/4s, 2015			350,000	343,000
L-3 Communications Corp. company guaranty 7 5/8s, 2012			100,000	102,625
L-3 Communications Corp. company guaranty 6 1/8s, 2013			110,000	107,800
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015			215,000	212,850
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015			50,000	48,000
Legrand SA debs. 8 1/2s, 2025 (France)			425,000	504,382

Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		200,000	197,500
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		225,000	210,375
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	100,000	141,155
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$55,000	55,275
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		375,000	371,250
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		60,000	58,875
TD Funding Corp. company guaranty 7 3/4s, 2014		290,000	292,900
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		320,000	343,200
Terex Corp. company guaranty 7 3/8s, 2014		215,000	216,075
Terex Corp. sr. sub. notes 8s, 2017		40,000	40,200
Titan International, Inc. company guaranty 8s, 2012		395,000	395,000
WCA Waste Corp. company guaranty 9 1/4s, 2014		190,000	195,700
			6,558,991

Communication Services (3.5%)
American Cellular Corp. company guaranty 9 1/2s, 2009		45,000	45,712
American Tower Corp. 144A sr. notes 7s, 2017		280,000	284,900
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	94,050
Centennial Cellular Operating Co., LLC sr. unsec
8 1/8s, 2014		50,000	49,375
Centennial Communications Corp. sr. notes 10s, 2013		145,000	150,800
Centennial Communications Corp. sr. notes FRN 10.981s,
2013		40,000	40,900
Citizens Communications Co. notes 9 1/4s, 2011		160,000	173,200
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		335,000	311,550
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		160,000	143,200
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	165,825
Dobson Cellular Systems sec. notes 9 7/8s, 2012		160,000	174,800
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		240,000	231,000
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)		70,000	70,088
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		430,000	442,900
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		70,000	57,400
iPCS, Inc. sec. FRN 7.036s, 2013		75,000	69,750
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		45,000	44,888
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		200,000	179,500
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		115,000	98,613
MetroPCS Wireless, Inc. sr. unsec. 9 1/4s, 2014		370,000	350,575
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		190,000	188,575
PanAmSat Corp. company guaranty 9s, 2014		245,000	248,675
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		450,000	446,625
Qwest Corp. debs. 7 1/4s, 2025		65,000	62,400
Qwest Corp. notes 8 7/8s, 2012		315,000	338,231
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	91,125
Rural Cellular Corp. sr. notes 9 7/8s, 2010		150,000	155,625
Rural Cellular Corp. sr. sub. FRN 10.661s, 2012		50,000	51,000
Rural Cellular Corp. 144A sr. sub. notes FRN 8.58s,
2013		105,000	106,575
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		345,000	332,925
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		285,000	291,413
West Corp. company guaranty 9 1/2s, 2014		95,000	93,575
Windstream Corp. company guaranty 8 5/8s, 2016		295,000	306,063
Windstream Corp. company guaranty 8 1/8s, 2013		155,000	159,456
			6,051,289

Consumer Cyclicals (7.4%)
Allison Transmission 144A company guaranty 11s, 2015		45,000	43,313
American Media, Inc. company guaranty 8 7/8s, 2011		40,000	35,600
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		295,000	263,656
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		105,000	100,800
Associated Materials, Inc. company guaranty 9 3/4s,
2012		300,000	306,000
Autonation, Inc. company guaranty 7s, 2014		40,000	37,800
Autonation, Inc. company guaranty FRN 7.243s, 2013		60,000	56,400
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		25,000	25,438
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		210,000	200,025
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		290,000	276,225
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		100,000	91,750
Dex Media, Inc. notes 8s, 2013		55,000	52,525
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		100,000	105,250
Ford Motor Co. notes 7.45s, 2031		185,000	139,675
Ford Motor Credit Corp. notes 7 7/8s, 2010		470,000	436,252
Ford Motor Credit Corp. notes 7 3/8s, 2009		105,000	99,414
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		550,000	532,185
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		179,000	174,079
General Motors Corp. debs. 9.4s, 2021		45,000	40,050
General Motors Corp. notes 7.2s, 2011		770,000	716,100
Goodman Global Holding Co., Inc. company guaranty FRN
Ser. B, 8.36s, 2012		315,000	314,606

Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	270,000	287,550
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	340,000	334,900
Harry & David Holdings, Inc. company guaranty 9s, 2013	115,000	105,513
Harry & David Holdings, Inc. company guaranty FRN
10.621s, 2012	40,000	38,000
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	120,000	120,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	245,000	245,000
iPayment, Inc. company guaranty 9 3/4s, 2014	75,000	71,625
Jostens IH Corp. company guaranty 7 5/8s, 2012	415,000	415,000
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	15,000	11,025
Lamar Media Corp. company guaranty 7 1/4s, 2013	130,000	128,375
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015	80,000	76,000
Lear Corp. company guaranty 8 3/4s, 2016	90,000	82,800
Lear Corp. company guaranty 8 1/2s, 2013	190,000	179,550
Levi Strauss & Co. sr. notes 9 3/4s, 2015	303,000	304,136
Levi Strauss & Co. sr. notes 8 7/8s, 2016	145,000	141,375
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	205,000	205,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015	175,000	122,500
Meritage Homes Corp. sr. notes 7s, 2014	35,000	26,775
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	95,000	98,563
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	155,000	149,575
MGM Mirage, Inc. company guaranty 6s, 2009	280,000	277,200
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,938
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	315,000	300,038
Michaels Stores, Inc. company guaranty 10s, 2014	30,000	29,550
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	450,000	468,000
NTK Holdings, Inc. sr. disc. notes zero %, 2014	225,000	132,750
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	100,000	99,250
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	245,000	247,450
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	200,000	185,000
Quebecor Media notes 7 3/4s, 2016 (Canada)	70,000	65,275
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	40,000	36,500
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	145,000	132,313
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	50,000	47,125
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	70,000	63,875
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	355,000	291,100
Scientific Games Corp. company guaranty 6 1/4s, 2012	175,000	167,125
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	25,000	24,563
Seminole Hard Rock Entertainment, Inc. 144A sec. FRN
8.194s, 2014	315,000	297,675
Standard Pacific Corp. sr. notes 6 1/2s, 2008	155,000	134,850
Standard Pacific Corp. sr. unsec. 5 1/8s, 2009	25,000	18,750
Station Casinos, Inc. sr. notes 6s, 2012	259,000	235,043
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	90,000	89,663
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	180,000	193,950
Tenneco, Inc. 144A sr. unsec. 8 1/8s, 2015	35,000	34,913
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	185,000	179,450
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	185,000	149,850
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	464,000	367,720
UCI Holdco, Inc. 144A sr. notes FRN 12.694s, 2013 (PIK)	218,752	213,283
United Components, Inc. sr. sub. notes 9 3/8s, 2013	55,000	54,175
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	292,130
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	70,000	22,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	354,050
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	320,000	296,000
		12,693,659

Consumer Staples (5.8%)
Adelphia Communications Corp. escrow zero %, 2008	235,000	37,013
Adelphia Communications Corp. escrow bonds zero %, 2010	20,000	3,250
Affinion Group, Inc. company guaranty 11 1/2s, 2015	135,000	134,663
Affinion Group, Inc. company guaranty 10 1/8s, 2013	335,000	335,838
Affinity Group, Inc. sr. sub. notes 9s, 2012	360,000	340,200
AMC Entertainment, Inc. company guaranty 11s, 2016	217,000	227,308
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	285,000	266,475
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	150,000	141,563
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	100,000	96,000
Buffets, Inc. company guaranty 12 1/2s, 2014	110,000	52,525
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	100,000	95,250
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010	280,000	276,500
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	617,000	536,790
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010	505,000	497,425
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	30,000	27,600
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	380,000	329,650

Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	126,750
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	165,000	153,450
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,030
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	205,000	192,188
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	175,000	171,500
Dean Foods Co. company guaranty 7s, 2016	125,000	110,625
Del Monte Corp. company guaranty 6 3/4s, 2015	105,000	98,700
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	272,700
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	330,000	319,275
Echostar DBS Corp. company guaranty 7s, 2013	155,000	160,425
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	30,375
Echostar DBS Corp. sr. notes 6 3/8s, 2011	570,000	578,550
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	151,513
Hertz Corp. company guaranty 8 7/8s, 2014	290,000	290,000
Idearc, Inc. company guaranty 8s, 2016	535,000	500,225
Ion Media Networks, Inc. 144A sr. sec. notes 11.493s,
2013	95,000	94,288
Ion Media Networks, Inc. 144A sr. sec. notes 8.493s,
2012	120,000	117,900
Jarden Corp. company guaranty 7 1/2s, 2017	155,000	139,500
Marquee Holdings, Inc. sr. disc. notes zero %, 2014	185,000	153,550
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	200,000	203,500
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	345,000	238,913
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	100,000	88,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	387,000	383,130
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	180,000	183,600
Rental Services Corp. company guaranty 9 1/2s, 2014	310,000	287,525
Rite Aid Corp. company guaranty 9 3/8s, 2015	180,000	155,700
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	96,075
Rite Aid Corp. sec. notes 7 1/2s, 2017	65,000	58,500
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	180,000	174,150
Spectrum Brands, Inc. company guaranty 11 1/2s, 2013
(PIK)	150,000	129,375
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	270,000	195,750
United Rentals NA, Inc. sr. sub. notes 7s, 2014	290,000	258,100
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	290,000
Universal City Florida Holding Co. sr. notes FRN
9.661s, 2010	107,000	108,070
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	120,000	111,600
		10,024,582

Energy (4.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	445,000	430,538
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	380,000	338,200
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	240,000	228,000
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	60,000	61,200
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	190,000	194,275
Chesapeake Energy Corp. sr. notes 7s, 2014	250,000	250,000
Complete Production Services, Inc. company guaranty
8s, 2016	180,000	171,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	395,000	369,325
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	113,400
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	300,000	300,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	345,000	349,313
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	27,000	26,663
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	55,500
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	191,700
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	140,000	136,150
Forest Oil Corp. sr. notes 8s, 2011	150,000	155,250
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	365,000	341,275
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	320,000	326,400
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	485,000	468,025
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	100,000	100,250
Massey Energy Co. sr. notes 6 5/8s, 2010	330,000	320,925
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	205,800
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	95,000	99,061
Peabody Energy Corp. company guaranty 7 3/8s, 2016	95,000	97,375
Peabody Energy Corp. sr. notes 5 7/8s, 2016	180,000	169,200
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	155,000	162,750
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	74,250
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	356,250
Pride International, Inc. sr. notes 7 3/8s, 2014	305,000	312,625
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	94,500
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	345,000	316,538

Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	410,000	401,800
Whiting Petroleum Corp. company guaranty 7s, 2014	365,000	354,050
		7,571,588

Financial (2.2%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	105,000	80,325
Finova Group, Inc. notes 7 1/2s, 2009	201,597	33,768
GMAC LLC FRN 7.821s, 2014	120,000	98,403
GMAC LLC notes 7 3/4s, 2010	555,000	526,875
GMAC LLC notes 7s, 2012	75,000	65,060
GMAC LLC notes 6 7/8s, 2012	520,000	442,074
GMAC LLC notes 6 3/4s, 2014	450,000	370,188
GMAC LLC sr. unsub. notes 5.85s, 2009	315,000	300,143
GMAC LLC unsub. notes 6 5/8s, 2012	140,000	120,761
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	165,000	148,500
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	154,350
Leucadia National Corp. sr. unsec. 8 1/8s, 2015	115,000	114,425
Leucadia National Corp. sr. unsec. 7 1/8s, 2017	140,000	129,150
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	160,000	158,000
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	80,000	74,400
Petroplus Finance, Ltd. 144A company guaranty 7s, 2017
(Bermuda)	240,000	221,294
Realogy Corp. 144A sr. notes 10 1/2s, 2014	375,000	282,188
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	525,000	364,875
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014	35,000	31,325
		3,716,104

Health Care (3.7%)
Accellent, Inc. company guaranty 10 1/2s, 2013	320,000	283,200
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	320,000	342,400
Bausch & Lomb, Inc. 144A sr. unsec. 9 7/8s, 2015	110,000	111,375
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	435,000	439,350
DaVita, Inc. company guaranty 6 5/8s, 2013	285,000	276,450
HCA, Inc. notes 6 3/8s, 2015	65,000	53,950
HCA, Inc. sec. notes 9 5/8s, 2016 (PIK)	285,000	296,400
HCA, Inc. sec. notes 9 1/4s, 2016	600,000	621,000
HCA, Inc. sr. notes 6.95s, 2012	70,000	64,750
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	360,000	312,472
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	344,350
Omnicare, Inc. company guaranty 6 3/4s, 2013	10,000	9,200
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	30,000	27,450
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	365,625
Select Medical Corp. company guaranty 7 5/8s, 2015	395,000	335,750
Service Corporation International sr. notes 7s, 2017	65,000	61,263
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	323,000
Sun Healthcare Group, Inc. company guaranty 9 1/8s,
2015	330,000	330,825
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	265,000	242,475
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	55,000	50,050
Tenet Healthcare Corp. notes 7 3/8s, 2013	275,000	242,000
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011	305,000	274,500
US Oncology Holdings, Inc. sr. unsec. 10.759s, 2012
(PIK)	90,000	76,050
US Oncology, Inc. company guaranty 9s, 2012	250,000	246,250
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	325,000	307,938
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	65,000	70,200
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	75,000	74,625
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	49,375
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	78,000
		6,310,273

Technology (3.1%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	345,000	295,838
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	303,000	279,518
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	364,000	342,160
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	115,000	123,625
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	120,000	126,300
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	82,238
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	280,000	263,200
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	205,000	200,900
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	335,000	287,263
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014

(PIK)	220,000	191,950
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	390,000	356,363
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	73,150
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	240,000	241,800
Lucent Technologies, Inc. debs. 6.45s, 2029	315,000	253,575
Lucent Technologies, Inc. notes 5 1/2s, 2008	50,000	49,250
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	69,300
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	165,000	172,013
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)	180,000	175,050
NXP BV/NXP Funding, LLC sec. FRN 7.993s, 2013
(Netherlands)	170,000	160,650
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	264,000
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	330,000	306,900
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	178,000	183,340
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	506,000	514,855
Travelport LLC company guaranty 11 7/8s, 2016	65,000	68,900
Travelport LLC company guaranty 9 7/8s, 2014	190,000	191,900
Xerox Capital Trust I company guaranty 8s, 2027	100,000	99,905
		5,373,943

Utilities & Power (2.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	22,990
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	150,000	157,125
AES Corp. (The) 144A sr. notes 8s, 2017	70,000	69,650
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	75,357
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	41,858
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	96,722
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	30,000	30,141
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	73,035	72,943
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	123,125
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	75,750
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	90,000	90,000
Edison Mission Energy sr. unsec. notes 7.2s, 2019	155,000	148,025
Edison Mission Energy sr. unsec. notes 7s, 2017	110,000	105,325
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	47,123
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	285,600
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	150,350
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	170,000	169,150
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	235,588
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	98,250
NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	715,400
Orion Power Holdings, Inc. sr. notes 12s, 2010	125,000	136,250
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	36,463
Sierra Pacific Resources sr. notes 8 5/8s, 2014	195,000	207,675
Teco Energy, Inc. notes 7.2s, 2011	35,000	36,806
Teco Energy, Inc. notes 7s, 2012	60,000	62,843
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,317
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	15,401
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	40,000	44,328
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	430,000	413,875
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	150,000	164,063
Utilicorp United, Inc. sr. notes 9.95s, 2011	5,000	5,452
Williams Cos., Inc. (The) notes 8 1/8s, 2012	35,000	38,150
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	75,000	76,875
		4,058,970

Total corporate bonds and notes (cost $70,999,798)		$68,110,785

CONVERTIBLE PREFERRED STOCKS (36.9%)(a)
	Shares	Value

Basic Materials (5.2%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	22,687	$3,303,764
Huntsman Corp. $2.50 cv. pfd.	17,600	842,600
Royal Gold, Inc. 7.25% cv. pfd.	10,100	1,005,152
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	79,320	1,665,720
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	24,600	1,654,350
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	7,890	527,644
		8,999,230

Capital Goods (3.8%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	2,960	870,610
Avery Dennison Corp. $3.938 cv. pfd.	29,880	1,523,880
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	14,695	2,141,943
Owens-Illinois, Inc. $2.375 cv. pfd.	42,070	1,998,325
		6,534,758

Communication Services (2.3%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)	35,300	1,544,375
Crown Castle International Corp. $3.125 cum. cv. pfd.	40,895	2,463,924
		4,008,299

Consumer Cyclicals (5.7%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	33,200	1,195,200
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	70,000	2,485,000
General Motors Corp. Ser. C, $1.563 cum. cv. pfd.	97,000	2,134,000
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	1,229,575
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	948,000
Stanley Works (The) FRN 6.53% units cv. pfd.	1,882,000	1,787,900
		9,779,675

Consumer Staples (3.1%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	1,844,400
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	1,346,400
Rite Aid Corp. $1.375 cum. cv. pfd.	36,400	728,000
Universal Corp. 6.75% cv. pfd.	1,070	1,405,311
		5,324,111

Energy (1.5%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd	5,445	570,853
Edge Petroleum Ser. A, $2.875 cum. cv. pfd	32,650	1,012,477
McMoRan Exploration Co. 6.75% cum. cv. pfd	10,100	975,660
		2,558,990

Financial (8.1%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	21,500	1,161,000
Alleghany Corp. 5.75% cv. pfd.	3,100	1,130,338
Aspen Insurance Holdings, Ltd. Ser. AHL, $2.813 cv.
pfd. (Bermuda)	20,000	1,115,000
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)	74,930	1,610,995
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	1,352,916
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	2,139,888
Nationwide Health Properties, Inc. $7.75 cv. pfd.	13,800	1,945,800
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	34,500	1,134,188
Sovereign Capital Trust IV $2.188 cv. pfd.	38,600	1,389,600
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	23,300	778,220
		13,757,945

Health Care (1.8%)
Mylan, Inc. $6.50 cv. pfd.	980	1,008,224
Schering-Plough Corp. 6.00% cv. pfd.	7,600	2,068,872
		3,077,096

Technology (1.0%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	1,800	1,664,775

Utilities & Power (4.4%)
AES Trust III $3.375 cv. pfd.	27,800	1,330,925
El Paso Corp. 144A 4.99% cv. pfd.	340	453,773
El Paso Energy Capital Trust I $2.375 cv. pfd.	38,950	1,548,263
Entergy Corp. $3.813 cv. pfd.	33,100	2,358,375
NRG Energy, Inc. 5.75% cv. pfd.	5,200	1,911,000
		7,602,336

Total convertible preferred stocks (cost $60,718,875)		$63,307,215

CONVERTIBLE BONDS AND NOTES (18.9%)(a)
	Principal
	amount	Value

Capital Goods (0.4%)
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	$115,000	$174,369
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	365,000	415,644
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	135,000	117,619
		707,632

Communication Services (0.9%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	1,700,000	1,542,750

Consumer Cyclicals (2.7%)
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	1,700,000	1,540,625
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	1,541,000	1,230,874
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,225,250
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	900,000	589,500
		4,586,249

Consumer Staples (1.3%)
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	2,055,000	1,918,856
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	420,000	390,600
		2,309,456

Energy (1.7%)
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012			1,930,000	2,215,740
McMoRan Exploration Co. cv. sr. notes 6s, 2008			690,000	726,225
				2,941,965

Financial (2.3%)
Countrywide Financial Corp. 144A cv. sr. notes FRN
1.743s, 2037			1,800,000	1,480,500
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012			1,157,000	1,028,457
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)			1,600,000	1,468,000
				3,976,957

Health Care (2.4%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013			1,950,000	1,577,063
EPIX Medical, Inc. cv. sr. notes 3s, 2024			1,470,000	992,250
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035			1,963,000	1,474,704
				4,044,017

Technology (5.7%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011			532,000	462,840
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009			980,000	992,250
Cray, Inc. cv. sr. sub. notes 3s, 2024			1,300,000	1,152,125
Credence Systems Corp. cv. sub. notes 1 1/2s, 2008			1,500,000	1,447,500
Fairchild Semiconductor International, Inc. cv.
company guaranty 5s, 2008			680,000	673,200
LSI Logic Corp. cv. sub. notes 4s, 2010			1,212,000	1,151,400
Mentor Graphics Corp. cv. sub. notes FRN 6.515s, 2023			1,400,000	1,416,660
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024			200,000	170,250
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024			2,800,000	2,383,500
				9,849,725

Transportation (1.5%)
ExpressJet Holdings, Inc. cv. company guaranty 4 1/4s,
2023			1,200,000	1,149,000
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033			1,450,000	1,408,313
				2,557,313

Total convertible bonds and notes (cost $32,912,865)				$32,516,064

UNITS (1.2%)(a)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
6.044s, 2009 (Cayman Islands)			7	$718,760
Hercules, Inc. cv. units 6.50%, 2009			1,540	1,309,000

Total units (cost $1,933,825)				$2,027,760

COMMON STOCKS (0.5%)(a)
			Shares	Value

AboveNet, Inc. (NON)			43	$3,505
Adelphia Recovery Trust (Ser. ACC-1) (NON)			248,982	17,429
Bohai Bay Litigation, LLC (Units) (F)			406	5,747
Cinemark Holdings, Inc.			7,000	116,830
Complete Production Services, Inc. (NON)			5,300	93,916
Contifinancial Corp. Liquidating Trust Units (F)			585,159	59
Del Monte Foods Co.			5,600	49,280
El Paso Corp.			7,000	112,560
Jarden Corp. (NON)			3,570	94,105
Pinnacle Entertainment , Inc. (NON)			4,700	129,015
Williams Cos., Inc. (The)			5,420	188,128
XCL Warranty Escrow (F)			406	28,986

Total common stocks (cost $1,301,007)				$839,560

SENIOR LOANS (0.3%)(a)(c)
			Principal
			amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014			$91,033	$80,759
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.236s, 2014			33,967	30,134
Sandridge Energy bank term loan FRN 8.854s, 2014			75,000	74,625
Sandridge Energy bank term loan FRN 8 5/8s, 2015			315,000	314,213

Total senior loans (cost $505,252)				$499,731

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $131,660)
			Principal
			amount	Value

Argentina (Republic of) FRB 5.389s, 2012			$140,625	$123,538

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	20	$1,005
AboveNet, Inc.	9/8/08	20.00	17	939
Dayton Superior Corp. 144A (F)	6/15/09	0.01	270	1,413
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	10,403

Total warrants (cost $9,603)				$13,760

SHORT-TERM INVESTMENTS (1.6%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			2,006,821	$2,006,821
Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)			$657,598	655,810

Total short-term investments (cost $2,662,631)				$2,662,631

TOTAL INVESTMENTS

Total investments (cost $171,175,516) (b)				$170,101,044

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (aggregate face value $669,368) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$714,725	$669,368	12/19/07	$45,357

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (aggregate face value $1,292,545) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$1,389,629	$1,292,545	12/19/07	$(97,084)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$45,000	12/20/08	550 bp	$(1,787)

Nalco, Co.
7.75%,11/15/11	--	45,000	9/20/12	350 bp	(73)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	45,000	12/20/08	725 bp	(878)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	45,000	12/20/08	800 bp	(790)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	120,000	9/20/12	495 bp	(5,454)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	60,000	6/20/09	(165 bp)	(2,275)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	297 bp	(9,777)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--	35,000	12/20/12	363 bp	(11)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	108,000	(a)	2.461%	(286)

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/08	620 bp	5,355

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	1,071

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	143,000	12/20/12	360 bp	(4,324)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	35,000	3/20/12	390 bp	4,998

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	100,000	9/20/12	395 bp	223

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/08	500 bp	2,256

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	295 bp	(8,531)

Morgan Stanley Capital Services, Inc.
Aramark Services, Inc.,
8.5%, 2/1/15	--	135,000	12/20/12	355 bp	(3,156)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/12	225 bp	(5,060)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	70,000	9/20/12	445 bp	2,455

Nalco, Co. 7.75%,
11/15/11	--	45,000	9/20/12	330 bp	(449)

Total					$(26,493)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $171,655,799.

(b) The aggregate identified cost on a tax basis is $171,017,754, resulting in gross unrealized appreciation and depreciation of $9,748,167 and $10,664,877, respectively, or net unrealized depreciation of $916,710.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $639,763. The fund received cash collateral of $655,810 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $40,042 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $8,444,549 and $12,680,834, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

At November 30, 2007, liquid assets totaling $1,507,598 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008